Teryl, Inc. Transactions (100% US Subsidiary)	12 Months Ended
May 31, 2012
Teryl Inc. Transactions 100 Us Subsidiary
Teryl, Inc. Transactions (100% US Subsidiary)

15.	TERYL, INC. TRASACTIONS (100% US Subsidiary)

In 1998, Teryl, Inc. offered a private placement of up to 1,000,000 shares at a price of $0.23 ($0.15 US) and subscriptions of $146,044 ($96,750 US) were received by November 19, 1999. Since the offering was not fully subscribed, the Company negotiated with the subscribers to replace the Teryl, Inc. shares with shares of the Company. On October 17, 2006, the authorized capital for Teryl, Inc. was reduced to 10,000 common shares, which resulted in a rollback to 1 common share for each 10,000 outstanding. On August 29, 2007, the final six subscribers agreed to a settlement of $70,000 ($50,250 US).